ACCOUNTS RECEIVABLE, NET - THIRD PARTIES - Movement of allowance for doubtful accounts (Details) - Accounts receivables, current - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES
At beginning of year	¥ 829,410	¥ 685,231	¥ 584,127
Addition	307,405	257,924	181,771
Reversal		(113,745)	(76,956)
Write off	(30,930)		(3,711)
At end of year	¥ 1,105,885	¥ 829,410	¥ 685,231